FORM N-SAR

ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:         /    /          (a)

or fiscal year ending:                           12 / 31 / 03     (b)

Is this a transition report? (Y/N)                             N

Is this an amendment to a previous filing?              N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.     A.     Registrant Name:        PFL Variable Life Account A

        B.     File Number:               811-09579

        C.     Telephone Number:    319-398-8511

2.     A.     Street:         4333 Edgewood Rd NE

        B.     City:  Cedar Rapids      C.   State:  Iowa      D.  Zip Code:  52499     Zip Ext:

        E.     Foreign Country:                          Foreign Postal Code:

3.     Is this the first filing on this form by Registrant? (Y/N)                  N

4.     Is this the last filing on this form by Registrant? (Y/N)                   N

5.     Is Registrant a small business investment company (SBIC)? (Y/N)      N

        If answer is “Y” (Yes), complete only items 89 through 110.]

6.     Is Registrant a unit investment trust (UIT)? (Y/N)                       Y

        [If answer is “Y” (Yes) complete only items 111 through 132.]

7.     A.     Is Registrant a series or multiple portfolio company? (Y/N)

                 [If answer is “N” (No), go to item 8.]

        B.     How many separate series or portfolios did Registrant have at the end of the period?

If filing more than one

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For period ending     12/31/03

File number 811-09579

UNIT INVESTMENT TRUSTS

111.         A.       ☐     Depositor Name:   PFL LIFE INSURANCE COMPANY n/k/a TRANSAMERICA LIFE INSURANCE COMPANY

                B.       ☐     File Number (If any):

                C.       ☐     City: Cedar Rapids          State:      Iowa         Zip Code:      52499        Zip Ext.:

                           ☐      Foreign Country:                                     Foreign Postal Code:

111.         A.        ☐     Depositor Name:

                B.        ☐     File Number (If any):

                C.        ☐     City:                                  State:                        Zip Code:                       Zip Ext.:

                            ☐      Foreign Country:                                     Foreign Postal Code:

112.         A.       ☐     Sponsor Name:   PFL LIFE INSURANCE COMPANY n/k/a TRANSAMERICA LIFE INSURANCE COMPANY

                B.       ☐     File Number (If any):

                C.       ☐     City: Cedar Rapids          State:      Iowa         Zip Code:      52499        Zip Ext.:

                           ☐      Foreign Country:                                     Foreign Postal Code:

112.         A.       ☐     Sponsor Name:

                B.       ☐     File Number (If any):

                C.       ☐     City:                                  State:                        Zip Code:                       Zip Ext.:

                           ☐      Foreign Country:                                     Foreign Postal Code:

If filing more than one

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For period ending     12/31/03

File number 811-09579

113.         A.       ☐     Trustee Name:

                B.       ☐     City:                          State:                      Zip Code:                   Zip Ext.:

                           ☐      Foreign Country:                                     Foreign Postal Code:

113.         A.       ☐     Trustee Name:

                B.       ☐     City:                                  State:                        Zip Code:                       Zip Ext.:

                           ☐      Foreign Country:                                     Foreign Postal Code:

114.         A.       ☐     Principal Underwriter Name:   AFSG Securities Corporation

                B.       ☐     File Number 8-

                C.       ☐     City: Cedar Rapids          State:      Iowa         Zip Code:      52499        Zip Ext.:

                           ☐      Foreign Country:                                     Foreign Postal Code:

114.         A.       ☐     Principal Underwriter Name:

                B.       ☐     File Number 8-

                C.       ☐     City:                                  State:                        Zip Code:                       Zip Ext.:

                           ☐      Foreign Country:                                     Foreign Postal Code:

115.         A.       ☐     Independent Public Accountant Name:         Ernst & Young

                B.       ☐     City: Des Moines            State:      Iowa         Zip Code:      50309        Zip Ext.:

                           ☐      Foreign Country:                                     Foreign Postal Code:

115.         A.       ☐     Independent Public Accountant Name:

                B.        ☐     City:                                  State:                        Zip Code:                       Zip Ext.:

                            ☐      Foreign Country:                                     Foreign Postal Code:

If filing more than one

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For period ending    12/31/03

File number 811-09579

116         Family of investment companies information:

              A.     ☐     Is Registrant part of a family of investment companies? (Y/N)                                        NO

                                                                                                                                                                                 Y/N

              B.     ☐     Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __

                               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.       A.     ☐      Is Registrant a separate account of an insurance company? (Y/N)                                 YES

                                                                                                                                                                                  Y/N

               If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?

               B.     ☐     Variable annuity contracts? (Y/N)                                                                                    NO

                                                                                                                                                                                  Y/N

               C.     ☐     Scheduled premium variable life contracts? (Y/N)                                                            NO

                                                                                                                                                                                  Y/N

               D.     ☐     Flexible premium variable life contracts? (Y/N)                                                              YES

                                                                                                                                                                                   Y/N

               E.     ☐     Other types of insurance products registered under the Securities Act of 1933? (Y/N)     NO

                                                                                                                                                                                  Y/N

118.        ☐       State the number of series existing at the end of the period that had securities registered

                         under the Securities Act of 1933                                                                                                 1

119.        ☐       State the number of new series for which registration statements under the Securities Act

                        of 1933 became effective during the period                                                                                  0

120.        ☐        State the total value of the portfolio securities on the date of deposit for the new series

                         included in item 119 ($000’s omitted)                                                                                         $

121.        ☐        State the number of series for which a current prospectus was in existence

                         at the end of the period.                                                                                                                1

122.         ☐       State the number of existing series for which additional units were registered under the

                         Securities Act of 1933 during the current period                                                                          1

If filing more than one

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For period ending   12/31/03

File number 811- 09579

123.     [/]     State the total value of the additional units considered in answering item 122

                    ($000’s omitted)                                                                                                             $1

124.     [/]     State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the

                     subsequent series) ($000’s omitted)                                                                               $0

125.     [/]     State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers)

                     by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant

                    ($000’s omitted)                                                                                                               $0

126.              Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior

                      series placed in the portfolio of a subsequent series.) ($000’s omitted)                       $0

127.               List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period

                     (excluding distributions of realized gains, if any):                     $0

                                                                                                                   Number of                     Total Assets                   Total Income

                                                                                                                       Series                            ($000’s                         Distributions

                                                                                                                    Investing                          omitted                     ($000’s omitted)

A.     U.S. Treasury direct issue                                        _____                      $                                    $

B.     U.S. Government agency                                         _____                      $                                    $

C.     State and municipal tax-free                                    _____                      $                                    $

D.     Public utility debt                                                    _____                      $                                    $

E.     Brokers or dealers debt or debt of brokers’

         or dealers’ parent                                                     _____                      $                                    $

F.     All other corporate intermed. & long-term debt      _____                      $                                    $

G.     All other corporate short-term debt                         _____                      $                                    $

H.     Equity securities of brokers or dealers or

         parents of brokers or dealers                                    _____                      $                                    $

I.     Investment company equity securities                                                      $                                   $

J.     All other equity securities                                              1                          $17                       $0

K.     Other securities – accrued dividends and

         receivables                                                                _____                      $                                  $

L.     Total assets of all series of registrant                          1                          $17                      $0

If filing more than one

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For period ending   12/31/03

File number 811- 09579

128.     [/]     Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed

                     by an entity other than the issuer? (Y/N)         N

                    [If answer is “N” (No), go to item 131.]

129.     [/]     Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

                    [If answer is “N” (No), go to item 131.]

130.     [/]     In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.             Total expenses incurred by all series of Registrant during the current reporting period

                    ($000’s omitted)                                                                              $0

132.     [/]     List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811 -

	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -

This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa,

Date: February 27, 2004

TRANSAMERICA LIFE INSURANCE COMPANY

		By:	/s/ Thomas E. Pierpan

Thomas E. Pierpan, Vice President, Assistant Secretary and Division General Counsel

Witness:	/s/Priscilla I. Hechler

Priscilla I. Hechler, Assistant Secretary